SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Payables and Accruals [Abstract]
Salary and welfare payable	$ 57,665	¥ 410,514	¥ 385,332
Accrued liabilities to suppliers	27,274,346	194,166,070	94,510,610
Other tax payable	3,251,980	23,150,849	10,461,217
Supplier deposit for quality	376,280	2,678,737	2,305,592
Service fee			58,320
Others	202,571	1,442,104	1,146,400
Total	$ 31,162,842	¥ 221,848,274	¥ 108,867,471